Financial Risks - Summary of Market Risk Concentrations in Shares (Detail) - Concentration Risk By Type [member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	€ 300	€ 358
Communication [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	2	2
Consumer [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	4	13
Financials [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	142	159
Funds [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	45	45
Industries [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	11	4
Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	97	135
Americas [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	267	315
Americas [member] | Communication [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	2	2
Americas [member] | Consumer [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	4	13
Americas [member] | Financials [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	136	154
Americas [member] | Funds [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	30	19
Americas [member] | Industries [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	11	4
Americas [member] | Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	84	123
United Kingdom [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	14	25
United Kingdom [member] | Funds [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	14	25
International [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	10	10
International [member] | Financials [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	5	5
International [member] | Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	4	4
Asset management [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	9	7
Asset management [member] | Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	€ 9	€ 7